Stock Compensation - 2005 Stock Option Plan of Global-Tech - Additional Information (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual term, Options outstanding	2 years 9 months 18 days	3 years 10 months 28 days	4 years 3 months 11 days	3 years 11 months 16 days
Number of options, Outstanding, Granted			86,000
Number of options, Forfeited	20,000		5,950
Exercise price of option	$ 8.99		$ 21.26
2005 Stock Option Plan of Global-Tech [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock available for grant	450,000
Percentage of fair market value of stock granted	110.00%
Number of options, Outstanding, Granted		0	0
Number of options, Forfeited		0	0
Number of shares of common stock granted	0
2005 Stock Option Plan of Global-Tech [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Voting rights	10.00%
2005 Stock Option Plan of Global-Tech [Member] | Minimum [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Voting rights	10.00%
2005 Stock Option Plan of Global-Tech [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual term, Options outstanding	10 years
2005 Stock Option Plan of Global-Tech [Member] | Maximum [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of ISO granted	5 years